Commitments and Contingencies	12 Months Ended
Apr. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

18	Commitments and Contingencies

For the details on future minimum lease payment under the non-cancellable operating leases as of April 30, 2026, please refer to Note 9 set forth in the Notes to the Consolidated Financial Statements.

As of April 30, 2025 and 2026, the Company did not have any capital commitments and contingencies.